                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02145

                      LORD ABBETT BOND-DEBENTURE FUND, INC.
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 6/30/04
                          -------

ITEM 1:     REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]


 2004
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
   BOND-DEBENTURE FUND


FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

--------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Bond-Debenture Fund's strategies and performance for the period ended June 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. During the period, data confirmed the U.S. economy's transition from a jobless, low-inflation recovery to an expansion - the latter attended by healthy job gains, diminishing excess capacity and rising prices. Despite the improving fundamentals of the U.S. economy, investors in general grew more defensive over the period as they focused instead on increasing geopolitical risks and election uncertainty. The bond market saw evidence of gathering inflation and pressured market rates higher, even before the Federal Reserve Board (the Fed) took action on June 30, raising its fed funds rate to 1.25% from 1%. (The fed funds rate is the rate at which banks lend to each other overnight.)

    Interest-rate sensitive securities, such as investment-grade bonds, were challenged in this environment, while securities of companies that may benefit from economic expansion, including high-yield bonds and convertible securities, managed to avoid some of the downside exposure and, in fact, rallied at period end.

Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. For the six-month period ended June 30, 2004, the Fund returned 1.1%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Lehman Aggregate Bond Index,(1) which returned 0.2% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are: 1 Year: 3.78%, 5 Years: 4.04% and 10 Years: 6.53%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE

--------------------------------------------------------------------------------
QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. The Fund's flexible investment strategy allows its investment managers to adjust allocations among asset classes as market conditions change. The primary asset classes in which the Fund participates are high-yield bonds and convertible securities. In addition, the Fund must hold 20% of its portfolio in investment-grade corporate bonds, government bonds and/or agencies.

    Relative to its benchmark, the Lehman Aggregate Bond Index, the Fund's portfolio was underweight U.S. Treasury and other government securities in the first six months of 2004. The underweight position contributed to relative performance, as investment-grade bonds in general underperformed lower-rated credits over the period. Market fears about rising interest rates led to weak performance in investment-grade bonds, which are, in general, more sensitive to changes in interest rates than below-investment grade sectors, such as high-yield bonds.

    Among the portfolio's holdings in investment-grade corporate bonds, the Fund benefited from performance of select securities in the cable and chemicals industries, while bonds in the automotive and electric industries detracted from performance. Airline bonds also detracted from performance as carriers continued to suffer from increased energy costs and overcapacity issues.

    High-yield bonds are equity-sensitive, tending to improve in price as economic and business fundamentals strengthen. Contributing to Fund performance within this sector were portfolio holdings in the cable, steel, chemicals and fixed- line telecommunications industries. Detracting from performance within the high-yield sector were select credits in wireless telecommunications, packaging and airlines companies.

    In another equity-sensitive area, convertible securities, the Fund benefited from credits within the investment/financial services, telecommunications and chemicals sectors. Software services, computer hardware and pharmaceutical holdings detracted from performance. Performance in electronics credits was mixed.

    The Fund's flexible investment strategy also included an allocation to stocks in the six-month period, an asset

--------------------------------------------------------------------------------

class which is not in the Fund's benchmark. The Fund's portfolio managers worked with Lord Abbett's equity specialists to identify value companies. Contributing to performance were holdings within food and drug retailers, computer hardware, non-electric utilities and health services sectors. Detracting from performance were portfolio holdings in railroad, pharmaceutical, software services and wireless telecommunications companies.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.


THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Lehman Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 95.83%

ASSET-BACKED SECURITIES 0.12%

AIRLINES 0.12%
Continental Airlines 1997-1 B
(Cost $9,982,324)                       7.461%            4/1/2013   $   12,139   $     9,620,952

                                                                         SHARES
                                                                          (000)
                                                                     ----------
COMMON STOCKS 6.23%

AEROSPACE/DEFENSE 0.17%
Raytheon Co.^                                                               400        14,308,000
                                                                                  ---------------

AGRICULTURE 0.11%
Archer-Daniels-Midland Co.^                                                 550         9,229,000
                                                                                  ---------------

BANKING 0.34%
Bank of New York Co., Inc.                                                  200         5,896,000
Wachovia Corp.^                                                             500        22,250,000
                                                                                  ---------------
TOTAL                                                                                  28,146,000
                                                                                  ---------------

BEVERAGE 0.29%
PepsiCo, Inc.^                                                              450        24,246,000
                                                                                  ---------------

CHEMICALS 0.57%
E.I. du Pont de Nemours & Co.                                               500        22,210,000
Praxair, Inc.^                                                              500        19,955,000
Texas Petrochemicals, Inc.*^                                                444         4,494,548
                                                                                  ---------------
TOTAL                                                                                  46,659,548
                                                                                  ---------------

DIVERSIFIED CAPITAL GOODS 0.33%
3M Co.^                                                                     300        27,003,000
                                                                                  ---------------

ELECTRIC-INTEGRATED 0.24%
Northeast Utilities System^                                               1,000        19,470,000
                                                                                  ---------------

ELECTRONICS 0.55%
Emerson Electric Co.                                                        400        25,420,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                         SHARES
INVESTMENTS                                                               (000)             VALUE
-------------------------------------------------------------------------------------------------
Hubbell, Inc.^                                                              350   $    16,348,500
Mentor Graphics Corp.*^                                                     250         3,867,500
                                                                                  ---------------
TOTAL                                                                                  45,636,000
                                                                                  ---------------

ENERGY - EXPLORATION & PRODUCTION 0.19%
Exxon Mobil Corp.                                                           350        15,543,500
                                                                                  ---------------

FOOD - WHOLESALE 0.40%
Conagra Foods, Inc.^                                                        200         5,416,000
Kellogg Co.^                                                                650        27,202,500
                                                                                  ---------------
TOTAL                                                                                  32,618,500
                                                                                  ---------------

FORESTRY/PAPER 0.19%
International Paper Co.^                                                    350        15,645,000
                                                                                  ---------------

HEALTH SERVICES 0.08%
Pharmaceutical Product Development, Inc.*^                                  200         6,354,000
                                                                                  ---------------

INTEGRATED ENERGY 0.29%
ChevronTexaco Corp.                                                         250        23,527,500
                                                                                  ---------------

INVESTMENTS & MISC FINANCIAL SERVICES 0.03%
First American Corp.^                                                       108         2,789,622
                                                                                  ---------------

MEDIA - BROADCAST 0.11%
Clear Channel Communications, Inc.^                                         250         9,237,500
                                                                                  ---------------

METALS/MINING EXCLUDING STEEL 0.26%
Alcoa, Inc.^                                                                500        16,515,000
Placer Dome, Inc.(a)                                                        300         4,992,000
                                                                                  ---------------
TOTAL                                                                                  21,507,000
                                                                                  ---------------

MULTI-LINE INSURANCE 0.30%
MetLife, Inc.^                                                              450        16,132,500
Safeco Corp.^                                                               200         8,800,000
                                                                                  ---------------
TOTAL                                                                                  24,932,500
                                                                                  ---------------

NON-ELECTRIC UTILITIES 0.13%
National Fuel Gas Co.^                                                      300         7,500,000
Semco Energy, Inc.^                                                         489         2,844,705
                                                                                  ---------------
TOTAL                                                                                  10,344,705
                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                         SHARES
INVESTMENTS                                                               (000)             VALUE
-------------------------------------------------------------------------------------------------
PHARMACEUTICALS 0.54%
Amgen, Inc.*                                                                200   $    10,914,000
Merck & Co., Inc.^                                                          350        16,625,000
Mylan Laboratories, Inc.                                                    400         8,100,000
Pfizer, Inc.                                                                250         8,570,000
                                                                                  ---------------
TOTAL                                                                                  44,209,000
                                                                                  ---------------

PRINTING & PUBLISHING 0.11%
Tribune Co.^                                                                200         9,108,000
                                                                                  ---------------

RAILROADS 0.22%
Union Pacific Corp.^                                                        300        17,835,000
                                                                                  ---------------

REAL ESTATE INVESTMENT TRUSTS 0.13%
Healthcare Realty Trust, Inc.^                                              150         5,622,000
Simon Property Group, Inc.^                                                 100         5,142,000
                                                                                  ---------------
TOTAL                                                                                  10,764,000
                                                                                  ---------------

RESTAURANTS 0.08%
McDonald's Corp.                                                            250         6,500,000
                                                                                  ---------------

SOFTWARE/SERVICES 0.33%
Affiliated Computers Services, Inc.*^                                       150         7,941,000
BEA Systems, Inc.*^                                                         525         4,315,500
EMC Corp.*                                                                  500         5,700,000
Sungard Data Systems, Inc.*                                                 350         9,100,000
                                                                                  ---------------
TOTAL                                                                                  27,056,500
                                                                                  ---------------

TELECOM - INTEGRATED/SERVICES 0.20%
Verizon Communications, Inc.                                                450        16,285,500
                                                                                  ---------------

TELECOM - WIRELESS 0.04%
Airgate PCS, Inc.*^                                                         116         2,116,303
Nextel Communications, Inc.*^                                                40         1,073,865
                                                                                  ---------------
TOTAL                                                                                   3,190,168
                                                                                  ---------------
TOTAL COMMON STOCKS (COST $455,551,228)                                               512,145,543
                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS 10.71%

AEROSPACE/DEFENSE 0.68%
Alliant Techsystems, Inc.+               2.75%           2/15/2024   $   12,500   $    13,000,000
EDO Corp.                                5.25%           4/15/2007       15,000        15,768,750
L-3 Comm Holdings Corp.^                 4.00%           9/15/2011       22,000        27,555,000
                                                                                  ---------------
TOTAL                                                                                  56,323,750
                                                                                  ---------------

CHEMICALS 0.03%
Texas Petrochemical Corp.                7.25%           4/30/2009        1,866         2,248,530
                                                                                  ---------------

COMPUTER HARDWARE 0.76%
ASML Holding N.V.(a)                     5.75%          10/15/2006       15,000        17,587,500
Corning, Inc.                            3.50%           11/1/2008       20,770        29,337,625
Maxtor Corp.                             6.80%           4/30/2010        6,000         6,360,000
Solectron Corp.+                         0.50%           2/15/2034       10,000         9,262,500
                                                                                  ---------------
TOTAL                                                                                  62,547,625
                                                                                  ---------------

DIVERSIFIED CAPITAL GOODS 0.37%
Tyco Int'l. Group(a)                     2.75%           1/15/2018       20,000        30,150,000
                                                                                  ---------------

ELECTRONICS 1.16%
Artesyn Technologies, Inc.               5.50%           8/15/2010        4,750         6,780,625
Flir Systems, Inc.                       3.00%            6/1/2023       15,000        21,431,250
RF Micro Devices, Inc.                   1.50%            7/1/2010       22,500        26,662,500
STMicroelectronics(a)             Zero Coupon             7/5/2013       20,000        19,553,580
Teradyne, Inc.                           3.75%          10/15/2006       20,000        21,200,000
                                                                                  ---------------
TOTAL                                                                                  95,627,955
                                                                                  ---------------

ENERGY - EXPLORATION & PRODUCTION 0.16%
Kerr-McGee Corp.                         5.25%           2/15/2010       12,500        13,187,500
                                                                                  ---------------

FOOD - WHOLESALE 0.33%
Nestle Holdings, Inc.(a)                 3.00%            5/9/2005       23,000        27,114,413
                                                                                  ---------------

GAMING 0.16%
International Game Technology     Zero Coupon            1/29/2033       15,000        12,806,250
                                                                                  ---------------

HEALTH SERVICES 1.39%
Abgenix, Inc.                            3.50%           3/15/2007        5,000         4,668,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.+           2.50%           7/15/2024   $    6,000   $     6,592,500
Fisher Scientific Int'l., Inc.           2.50%           10/1/2023        7,500        10,546,875
Fisher Scientific Int'l., Inc.           3.25%            3/1/2024       15,000        15,637,500
Invitrogen Corp.+                        1.50%           2/15/2024       25,000        23,593,750
Lifepoint Hospitals Holdings             4.50%            6/1/2009       27,810        28,887,637
Universal Health Services, Inc.         0.426%           6/23/2020       40,000        23,950,000
                                                                                  ---------------
TOTAL                                                                                 113,877,012
                                                                                  ---------------

HOUSEHOLD & LEISURE PRODUCTS 0.25%
Costco Cos., Inc.                 Zero Coupon            8/19/2017       22,000        20,817,500
                                                                                  ---------------

INVESTMENTS & MISC FINANCIAL SERVICES 0.35%
Lehman Brothers Holdings(c)              0.25%            7/7/2011       10,000        10,050,000
Lehman Brothers Holdings                 0.25%           6/24/2008       18,000        18,360,000
                                                                                  ---------------
TOTAL                                                                                  28,410,000
                                                                                  ---------------

MEDIA - BROADCAST 0.07%
Sinclair Broadcast Group, Inc.          4.875%#          7/15/2018        6,500         6,045,000
                                                                                  ---------------

MEDIA - DIVERSIFIED 0.73%
Liberty Media Corp. Class A              3.25%           3/15/2031       28,000        25,200,000
Mediacom Communications Corp.            5.25%            7/1/2006        8,600         8,223,750
Walt Disney Co. (The)                   2.125%           4/15/2023       25,000        26,937,500
                                                                                  ---------------
TOTAL                                                                                  60,361,250
                                                                                  ---------------

MEDIA - SERVICES 0.39%
Lamar Advertising Co.                   2.875%          12/31/2010       30,000        32,362,500
                                                                                  ---------------

OIL FIELD EQUIPMENT & SERVICES 0.32%
Schlumberger Ltd.(a)                     1.50%            6/1/2023       25,000        26,593,750
                                                                                  ---------------

PHARMACEUTICALS 1.37%
Amylin Pharmaceuticals, Inc.+            2.50%           4/15/2011       15,000        14,625,000
Cephalon, Inc.                           2.50%          12/15/2006       15,000        14,493,750
Gilead Sciences, Inc.                    2.00%          12/15/2007       10,000        14,937,500
Teva Pharmaceutical Finance II,
  LLC(a)                                 0.50%            2/1/2024       15,500        16,081,250
Teva Pharmaceutical Finance
  B.V.(a)                               0.375%          11/15/2022       22,350        35,704,125
Watson Pharmaceutical, Inc.              1.75%           3/15/2023       17,500        16,603,125
                                                                                  ---------------
TOTAL                                                                                 112,444,750
                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
SOFTWARE/SERVICES 1.53%
BEA Systems, Inc.                        4.00%          12/15/2006   $   10,000   $     9,887,500
DST Systems, Inc.                       4.125%           8/15/2023       23,000        28,865,000
EMC Corp.                                4.50%            4/1/2007       20,000        22,025,000
Manugistics Group, Inc.                  5.00%           11/1/2007       25,000        23,062,500
Mentor Graphics Corp.                   6.875%           6/15/2007       21,000        22,207,500
Wind River Systems, Inc.                 3.75%          12/15/2006       20,000        19,650,000
                                                                                  ---------------
TOTAL                                                                                 125,697,500
                                                                                  ---------------

SUPPORT-SERVICES 0.23%
Kroll, Inc.+                             1.75%           1/15/2014       17,500        18,550,000
                                                                                  ---------------

TELECOM - WIRELESS 0.12%
Nextel Communications, Inc.              5.25%           1/15/2010       10,000         9,775,000
                                                                                  ---------------

TELECOMMUNICATIONS EQUIPMENT 0.31%
LSI Logic Corp.                          4.00%           5/15/2010       25,000        25,125,000
                                                                                  ---------------
TOTAL CONVERTIBLE BONDS
  (COST $829,954,130)                                                                 880,065,285
                                                                                  ===============

                                                                          SHARES
                                                                           (000)
                                                                          ------
CONVERTIBLE PREFERRED STOCKS 3.30%

BEVERAGE 0.06%
Constellation Brands, Inc.^              5.75%                              160         5,268,800
                                                                                  ---------------

ELECTRIC-DISTR/TRANS 0.40%
FPL Group, Inc.^                         8.00%                              600        32,886,000
                                                                                  ---------------

ELECTRIC-INTEGRATED 0.33%
Dominion Resources, Inc.^                9.50%                              500        27,200,000
                                                                                  ---------------

ENERGY - EXPLORATION & PRODUCTION 0.27%
Kerr-McGee Corp.                         5.50%                              400        22,596,000
                                                                                  ---------------

FOOD & DRUG RETAILERS 0.15%
Albertson's, Inc.                        7.25%                              450        12,460,500
                                                                                  ---------------

FORESTRY/PAPER 0.25%
Temple-Inland, Inc.^                     7.50%                              350        20,587,000
                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                     INTEREST                            SHARES
INVESTMENTS                              RATE                             (000)             VALUE
-------------------------------------------------------------------------------------------------
HEALTH SERVICES 0.56%
Anthem, Inc.^                            6.00%                              130   $    13,352,300
Baxter Int'l., Inc.^                     7.00%                              350        19,936,000
Omnicare, Inc.^                          4.00%                              200        12,406,000
                                                                                  ---------------
TOTAL                                                                                  45,694,300
                                                                                  ---------------

HOUSEHOLD & LEISURE PRODUCTS 0.04%
Six Flags, Inc.^                         7.25%                              151         3,382,400
                                                                                  ---------------

INVESTMENTS & MISCELLANEOUS
FINANCIAL SERVICES 0.08%
Doral Financial Corp.                    4.75%                               24         6,337,500
                                                                                  ---------------

MEDIA - BROADCAST 0.18%
Sinclair Broadcast Group, Inc.^          6.00%                              340        14,705,000
                                                                                  ---------------

METALS/MINING EXCLUDING STEEL 0.21%
Phelps Dodge Corp.^                      6.75%                              105        17,316,094
                                                                                  ---------------

MULTI-LINE INSURANCE 0.49%
Prudential Financial, Inc.^              6.75%                              500        34,965,000
XL Capital Ltd.^(a)                      6.50%                              200         5,078,000
                                                                                  ---------------
TOTAL                                                                                  40,043,000
                                                                                  ---------------

PRINTING & PUBLISHING 0.22%
Interpublic Group of Cos.^              5.375%                              350        17,860,500
                                                                                  ---------------

TELECOMMUNICATIONS EQUIPMENT 0.06%
Motorola, Inc.                           7.00%                              100         4,938,000
                                                                                  ---------------

TOTAL CONVERTIBLE PREFERRED STOCKS (COST $239,742,028)                                271,275,094
                                                                                  ===============

                                                                      PRINCIPAL
                                                          MATURITY       AMOUNT
                                                              DATE        (000)
                                                         ----------------------
GOVERNMENT SPONSORED ENTERPRISES BONDS 1.02%
Federal Home Loan Mortgage Corp.
(Cost $81,363,929)                       7.00%           7/15/2005   $   80,000        83,873,840
                                                                                  ===============

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.52%
Federal National Mortgage Assoc.         5.50%            7/1/2033       70,614        70,502,594
Federal National Mortgage Assoc.         5.50%           10/1/2033       22,340        22,304,492

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.         5.50%            3/1/2034   $   24,399   $    24,321,210
Federal National Mortgage Assoc.         6.00%            9/1/2032        7,683         7,859,952
Federal National Mortgage Assoc.         6.00%            5/1/2033        7,817         7,996,976
Federal National Mortgage Assoc.         6.00%           10/1/2033       12,804        13,090,549
Federal National Mortgage Assoc.         6.00%            1/1/2034       12,925        13,214,564
Federal National Mortgage Assoc.         7.00%            9/1/2029          863           913,418
Federal National Mortgage Assoc.         7.00%            1/1/2031        1,554         1,645,616
Federal National Mortgage Assoc.         7.00%            9/1/2031        1,922         2,033,196
Federal National Mortgage Assoc.         7.00%            9/1/2031        5,004         5,293,784
Federal National Mortgage Assoc.         7.00%           10/1/2031        4,387         4,640,290
Federal National Mortgage Assoc.         7.00%            3/1/2032       11,123        11,743,015
Federal National Mortgage Assoc.         7.00%            5/1/2032        5,282         5,576,503
Federal National Mortgage Assoc.         7.50%            6/1/2030        2,930         3,141,422
Federal National Mortgage Assoc.         7.50%           11/1/2031        1,867         2,001,964
Federal National Mortgage Assoc.         8.00%            2/1/2030        3,896         4,242,314
Federal National Mortgage Assoc.         8.00%            3/1/2030            4             4,812
Federal National Mortgage Assoc.         8.00%            4/1/2030        5,844         6,363,264
                                                                                  ---------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS (COST $206,678,584)                                                     206,889,935
                                                                                  ===============

HIGH YIELD CORPORATE BONDS 71.33%

AEROSPACE/DEFENSE 1.21%
Alliant Techsystems, Inc.^               8.50%           5/15/2011       15,000        16,275,000
Armor Holdings, Inc.^                    8.25%           8/15/2013       10,000        10,750,000
DRS Technologies, Inc.^                 6.875%           11/1/2013       22,000        21,560,000
Esterline Technologies Corp.             7.75%           6/15/2013       16,000        16,560,000
L-3 Communications Holdings Corp.       6.125%           1/15/2014        7,500         7,200,000
L-3 Communications Holdings Corp.^      7.625%           6/15/2012       12,500        13,250,000
Titan Corp.+                             8.00%           5/15/2011       13,350        13,550,250
                                                                                  ---------------
TOTAL                                                                                  99,145,250
                                                                                  ---------------

AIRLINES 0.24%
American Airlines^                      8.608%            4/1/2011        9,500         8,645,509
Delta Air Lines, Inc.^                 10.375%            2/1/2011        2,500         1,350,000
Delta Airlines^                         7.711%           9/18/2011       15,000         9,695,870
                                                                                  ---------------
TOTAL                                                                                  19,691,379
                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
APPAREL/TEXTILES 0.43%
Invista+(a)                              9.25%            5/1/2012   $   19,000   $    19,190,000
Oxford Industries, Inc.+                8.875%            6/1/2011        6,000         6,360,000
Tommy Hilfiger USA, Inc.^                6.85%            6/1/2008       10,000        10,062,500
                                                                                  ---------------
TOTAL                                                                                  35,612,500
                                                                                  ---------------

AUTO LOANS 0.44%
Ford Motor Credit Corp.^                 7.25%          10/25/2011       35,000        36,601,880
                                                                                  ---------------

AUTO PARTS & EQUIPMENT 2.60%
Advanced Accessory System               10.75%           6/15/2011        7,000         6,825,000
Arvin Meritor, Inc.^                     8.75%            3/1/2012       15,000        16,350,000
Collins & Aikman Products Co.           10.75%          12/31/2011       18,500        18,685,000
Cummins, Inc.^                           9.50%           12/1/2010       16,650        18,939,375
Dana Corp.                             10.125%           3/15/2010       15,000        17,062,500
Delco Remy Int'l., Inc.+                5.169%#          4/15/2009        4,000         4,100,000
Delco Remy Int'l., Inc.^                8.625%          12/15/2007        7,000         7,175,000
Delco Remy Int'l., Inc.                 11.00%            5/1/2009       26,600        28,196,000
Dura Operating Corp.^                    9.00%            5/1/2009       20,000        19,700,000
Eagle-Picher, Inc.                       9.75%            9/1/2013        8,000         8,640,000
Goodyear Tire & Rubber Co.              7.857%           8/15/2011       17,000        15,597,500
Tenneco Automotive, Inc.^               10.25%           7/15/2013        5,000         5,675,000
Tenneco Automotive, Inc.^              11.625%          10/15/2009       23,500        25,380,000
TRW Automotive, Inc.^                   11.00%           2/15/2013       18,254        21,630,990
                                                                                  ---------------
TOTAL                                                                                 213,956,365
                                                                                  ---------------

AUTOMOTIVE 0.50%
General Motors Corp.^                    7.20%           1/15/2011       30,000        31,474,650
Navistar Int'l. Corp.                    7.50%           6/15/2011        4,000         4,120,000
Navistar Int'l. Corp.^                  9.375%            6/1/2006        5,000         5,425,000
Venture Holding Trust(b)                 9.50%            7/1/2005       10,000           300,000
                                                                                  ---------------
TOTAL                                                                                  41,319,650
                                                                                  ---------------

BANKING 0.43%
Regions Financial Corp.                  7.00%            3/1/2011       14,000        15,714,090
Wells Fargo & Co.                        5.10%#           5/6/2018       20,000        19,912,380
                                                                                  ---------------
TOTAL                                                                                  35,626,470
                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
BEVERAGE 0.15%
Le-Natures, Inc.+                       10.00%           6/15/2013   $   11,500   $    11,960,000
                                                                                  ---------------

BUILDING & CONSTRUCTION 1.03%
Beazer Homes USA, Inc.^                  6.50%          11/15/2013       15,000        14,250,000
Beazer Homes USA, Inc.                  8.375%           4/15/2012        8,250         8,745,000
D. R. Horton, Inc.^                     6.875%            5/1/2013        5,100         5,227,500
Lennar Corp.                            7.625%            3/1/2009       15,000        16,625,655
Schuler Homes, Inc.                     9.375%           7/15/2009       15,000        16,537,500
Shaw Group, Inc.^                       10.75%           3/15/2010       12,000        11,820,000
William Lyon Homes                      10.75%            4/1/2013       10,000        11,100,000
                                                                                  ---------------
TOTAL                                                                                  84,305,655
                                                                                  ---------------

BUILDING MATERIALS 1.10%
American Standard Cos., Inc.             8.25%            6/1/2009       30,000        33,750,000
American Standard Cos., Inc.^           7.625%           2/15/2010        5,000         5,525,000
Jacuzzi Brands, Inc.                    9.625%            7/1/2010       27,500        29,562,500
Nortek Holdings, Inc.**+          0.00%/10.00%        11/15/2007 &
                                                         5/15/2011        9,000         7,245,000
Nortek, Inc.                            9.875%           6/15/2011        5,000         5,725,000
Texas Industries, Inc.                  10.25%           6/15/2011        8,000         8,960,000
                                                                                  ---------------
TOTAL                                                                                  90,767,500
                                                                                  ---------------

CHEMICALS 2.65%
Airgas, Inc.                             6.25%           7/15/2014       10,000         9,625,000
Airgas, Inc.                             7.75%           9/15/2006        5,000         5,325,000
Ferro Corp.^                            9.125%            1/1/2009       12,000        13,793,220
Hercules, Inc.+                          6.75%          10/15/2029       20,450        19,734,250
Huntsman ICI Chemicals LLC^            10.125%            7/1/2009        2,500         2,562,500
Huntsman Int'l Holdings^          Zero Coupon           12/31/2009        6,000         2,970,000
IMC Global, Inc.^                       11.25%            6/1/2011       35,000        40,512,500
Kraton Polymers LLC+                    8.125%           1/15/2014       11,500        11,672,500
Lyondell Chemical Co.^                  9.625%            5/1/2007       21,450        22,522,500
Methanex Corp.^(a)                       8.75%           8/15/2012        3,250         3,672,500
Nalco Co.+^                             8.875%          11/15/2013       12,500        13,156,250
Nova Chemicals(a)                        6.50%           1/15/2012        5,550         5,494,500
Rhodia SA+^(a)                          8.875%            6/1/2011       40,000        34,000,000
Rockwood Specialties Corp.^            10.625%           5/15/2011        4,000         4,280,000
Terra Capital, Inc.                     11.50%            6/1/2010       20,000        22,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
United Industries Corp.                 9.875%            4/1/2009   $    6,000   $     6,270,000
                                                                                  ---------------
TOTAL                                                                                 217,590,720
                                                                                  ---------------

COMPUTER HARDWARE 0.13%
Seagate Tech Hldgs., Inc.^(a)            8.00%           5/15/2009       10,500        11,025,000
                                                                                  ---------------

CONSUMER-PRODUCTS 0.91%
Aearo Co. I+                             8.25%           4/15/2012        7,000         7,175,000
Elizabeth Arden, Inc.                    7.75%           1/15/2014       25,000        25,562,500
Int'l. Flavors & Frag., Inc.             6.45%           5/15/2006       10,000        10,570,000
Rayovac Corp.^                           8.50%           10/1/2013       30,000        31,650,000
                                                                                  ---------------
TOTAL                                                                                  74,957,500
                                                                                  ---------------

DIVERSIFIED CAPITAL GOODS 1.14%
Blount, Inc.                            13.00%            8/1/2009       20,000        21,525,000
JB Poindexter & Co.+                     8.75%           3/15/2014       11,125        11,347,500
Sensus Metering Systems, Inc.+          8.625%          12/15/2013       20,000        19,300,000
Trimas Corp.                            9.875%           6/15/2012        7,000         7,455,000
Trinity Industries, Inc.+                6.50%           3/15/2014       20,000        18,400,000
Tyco Int'l. Group^(a)                    6.00%          11/15/2013       15,000        15,447,705
                                                                                  ---------------
TOTAL                                                                                  93,475,205
                                                                                  ---------------

ELECTRIC-GENERATION 3.14%
AES Corp.^                               7.75%            3/1/2014       19,000        18,358,750
AES Corp.+                               8.75%           5/15/2013       15,000        16,143,750
AES Corp.                                9.50%            6/1/2009       15,000        16,106,250
AES Gener SA+(a)                         7.50%           3/25/2014        6,750         6,412,500
Calpine Corp.^                          7.875%            4/1/2008       20,000        13,100,000
Calpine Corp.+^                          8.50%           7/15/2010       10,000         8,325,000
Calpine Corp.                            8.50%           2/15/2011       20,000        13,150,000
Calpine Generating Co.+^                11.50%            4/1/2011       10,000         8,850,000
Dynegy, Inc.+                          10.125%           7/15/2013       40,000        43,500,000
Midwest Generation LLC+                  8.75%            5/1/2034       25,000        25,375,000
NRG Energy, Inc.+                        8.00%          12/15/2013       45,000        45,675,000
Reliant Resources, Inc.^                 9.50%           7/15/2013       40,000        43,300,000
                                                                                  ---------------
TOTAL                                                                                 258,296,250
                                                                                  ---------------

ELECTRIC-INTEGRATED 1.67%
Duke Energy Corp.^                      5.375%            1/1/2009       12,000        12,322,164

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
Mission Energy Holding Co.              13.50%           7/15/2008   $   16,000   $    17,980,000
PG&E Corp.^                              4.80%            3/1/2014       25,000        23,733,400
PPL Energy Supply LLC                    6.40%           11/1/2011       12,000        12,737,328
PSEG Energy Holdings, Inc.               8.50%           6/15/2011       10,000        10,750,000
PSEG Energy Holdings, Inc.^             8.625%           2/15/2008       15,000        16,200,000
TECO Energy, Inc.^                       7.50%           6/15/2010       42,500        43,137,500
                                                                                  ---------------
TOTAL                                                                                 136,860,392
                                                                                  ---------------

ELECTRONICS 1.23%
Amkor Technology, Inc.+^                7.125%           3/15/2011        9,895         9,326,038
Amkor Technology, Inc.^                  7.75%           5/15/2013       12,000        11,430,000
Communications & Power
  Industries, Inc.                       8.00%            2/1/2012       25,000        25,125,000
Corning, Inc.^                           5.90%           3/15/2014       12,000        11,280,000
Corning, Inc.                            8.30%            4/4/2025       15,000        15,688,830
Sanmina Corp.                          10.375%           1/15/2010       15,000        17,250,000
SBA Telecommunications Corp.**^    0.00%/9.75%   12/15/2007 & 2011       15,000        11,175,000
                                                                                  ---------------
TOTAL                                                                                 101,274,868
                                                                                  ---------------

ENERGY - EXPLORATION & PRODUCTION 2.79%
Chesapeake Energy Corp.^                6.875%           1/15/2016        5,000         4,900,000
Chesapeake Energy Corp.+                 7.50%           6/15/2014       11,000        11,385,000
Chesapeake Energy Corp.                  7.75%           1/15/2015       20,000        20,950,000
Chesapeake Energy Corp.                 8.375%           11/1/2008       10,000        10,850,000
El Paso Production                       7.75%            6/1/2013       46,000        42,435,000
Energy Partners Ltd.                     8.75%            8/1/2010       12,000        12,600,000
EXCO Resources, Inc.                     7.25%           1/15/2011       31,000        31,620,000
Forest Oil Corp.^                        7.75%            5/1/2014       10,000        10,250,000
Forest Oil Corp.                         8.00%           6/15/2008       15,000        16,050,000
Houston Exploration Co.^                 7.00%           6/15/2013       15,500        15,655,000
KCS Energy Services, Inc.+              7.125%            4/1/2012       11,000        11,000,000
Magnum Hunter Resources Corp.^           9.60%           3/15/2012        8,000         8,840,000
Range Resources Corp.+                  7.375%           7/15/2013        2,925         2,925,000
Range Resources Corp.                   7.375%           7/15/2013       20,000        20,000,000
Stone Energy Corp.                       8.25%          12/15/2011        5,000         5,237,500
Swift Energy Co.^                       9.375%            5/1/2012        4,000         4,290,000
                                                                                  ---------------
TOTAL                                                                                 228,987,500
                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
ENVIRONMENTAL 0.40%
Allied Waste North America, Inc.+        5.75%           2/15/2011   $   15,000   $    14,287,500
Allied Waste North America, Inc.+        6.125%          2/15/2014       12,500        11,500,000
Allied Waste North America, Inc.+^       6.50%          11/15/2010        7,000         6,965,000
                                                                                  ---------------
TOTAL                                                                                  32,752,500
                                                                                  ---------------

FOOD & DRUG RETAILERS 1.27%
Ahold Finance USA, Inc.^                 8.25%           7/15/2010       17,750        18,815,000
Ingles Markets, Inc.^                   8.875%           12/1/2011       21,500        22,198,750
Rite Aid Corp.^                         8.125%            5/1/2010       32,150        33,998,625
Roundy's, Inc.                          8.875%           6/15/2012       10,000        10,650,000
Stater Brothers Holdings, Inc.+^        8.125%           6/15/2012       18,250        18,409,687
                                                                                  ---------------
TOTAL                                                                                 104,072,062
                                                                                  ---------------

FOOD - WHOLESALE 2.37%
American Seafood Group LLC             10.125%           4/15/2010       11,500        13,800,000
Corn Products Int'l., Inc.               8.25%           7/15/2007       20,000        21,875,000
Corn Products Int'l., Inc.               8.45%           8/15/2009        6,000         6,675,000
Dean Foods Co.^                         6.625%           5/15/2009       10,000        10,350,000
Dean Foods Co.                           8.15%            8/1/2007       15,000        16,237,500
Del Monte Corp.                         8.625%          12/15/2012       10,000        10,825,000
Del Monte Corp.^                         9.25%           5/15/2011       15,000        16,462,500
Dole Food Co.                            8.75%           7/15/2013       20,000        21,000,000
Dole Food Co.^                          8.875%           3/15/2011       16,000        17,000,000
Land O'Lakes, Inc.                       8.75%          11/15/2011        5,000         4,625,000
Land O'Lakes, Inc.+                      9.00%          12/15/2010       18,850        19,721,812
Michael Foods, Inc.                      8.00%          11/15/2013       15,000        15,562,500
Pinnacle Foods+                          8.25%           12/1/2013       21,425        20,782,250
                                                                                  ---------------
TOTAL                                                                                 194,916,562
                                                                                  ---------------

FORESTRY/PAPER 3.55%
Abitibi-Consolidated, Inc.^(a)           8.55%            8/1/2010       27,500        29,134,380
Boise Cascade Corp.^                     7.00%           11/1/2013       15,000        15,412,500
Bowater, Inc.^                           6.50%           6/15/2013       20,050        18,962,689
Buckeye Technologies, Inc.^              8.00%          10/15/2010       21,000        19,372,500
Corp Durango S.A. de C.V.+^(a)(b)       13.75%           7/15/2009       10,000         5,050,000
Georgia-Pacific Corp.                   8.125%           6/15/2023       16,000        16,520,000
Georgia-Pacific Corp.                    8.25%            3/1/2023       36,000        37,170,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.^                 7.50%            6/1/2013   $   20,000   $    19,900,000
Jefferson Smurfit Corp.^                 8.25%           10/1/2012       10,000        10,450,000
JSG Funding plc^(a)                     9.625%           10/1/2012       14,500        15,950,000
Longview Fibre Co.^                     10.00%           1/15/2009       11,500        12,477,500
Newark Group, Inc.+                      9.75%           3/15/2014       11,500        11,068,750
Norske Skog Canada Ltd.(a)              7.375%            3/1/2014       10,125         9,846,562
Stone Container Corp.^                  8.375%            7/1/2012        4,000         4,200,000
Stone Container Corp.^                   9.75%            2/1/2011       17,000        18,785,000
Tembec Industries, Inc.^(a)              7.75%           3/15/2012       15,000        14,550,000
Tembec Industries, Inc.^(a)             8.625%           6/30/2009       21,500        21,876,250
Temple-Inland, Inc.                     7.875%            5/1/2012       10,000        11,332,450
                                                                                  ---------------
TOTAL                                                                                 292,058,581
                                                                                  ---------------

GAMING 4.31%
Aztar Corp.+                            7.875%           6/15/2014       10,000        10,150,000
Aztar Corp.^                             9.00%           8/15/2011        4,000         4,450,000
Boyd Gaming Corp.^                       8.75%           4/15/2012       17,000        18,190,000
Hard Rock Hotel                         8.875%            6/1/2013       33,000        33,495,000
Harrah's Operating Co., Inc.^            7.50%           1/15/2009       25,000        27,412,700
Isle of Capri Casinos, Inc.+             7.00%            3/1/2014       18,500        17,251,250
Isle of Capri Casinos, Inc.              9.00%           3/15/2012       19,650        21,271,125
Mandalay Resorts Group^                 9.375%           2/15/2010       20,000        21,900,000
Mohegan Tribal Gaming^                  6.375%           7/15/2009       26,000        26,195,000
Mohegan Tribal Gaming^                   8.00%            4/1/2012       12,000        12,840,000
Park Place Entertainment Corp.^         8.125%           5/15/2011       15,000        15,993,750
Park Place Entertainment Corp.          9.375%           2/15/2007       23,500        25,585,625
Penn National Gaming, Inc.+             6.875%           12/1/2011       25,875        25,519,219
Premier Entertainment Biloxi+           10.75%            2/1/2012        1,900         2,004,500
River Rock Entertainment                 9.75%           11/1/2011       15,000        16,425,000
Seneca Gaming Corp.+^                    7.25%            5/1/2012        4,500         4,516,875
Station Casinos, Inc.^                   6.50%            2/1/2014       30,500        29,508,750
Turning Stone Casino Resort+            9.125%          12/15/2010       12,000        12,600,000
Venetian Casino Resort LLC              11.00%           6/15/2010       25,000        29,000,000
                                                                                  ---------------
TOTAL                                                                                 354,308,794
                                                                                  ---------------

GAS DISTRIBUTION 1.26%
Ferrellgas Partners, L.P.+               6.75%            5/1/2014       12,000        11,640,000
Ferrellgas Partners, L.P.^               8.75%           6/15/2012        9,350        10,027,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
Sonat, Inc.                             6.875%            6/1/2005   $   15,000   $    15,112,500
Sonat, Inc.^                            7.625%           7/15/2011       18,000        16,155,000
Suburban Propane Partners, L.P.^        6.875%          12/15/2013       16,500        16,036,053
The Williams Co., Inc.^                 7.875%            9/1/2021       30,000        29,025,000
The Williams Co., Inc.                  8.625%            6/1/2010        5,000         5,525,000
                                                                                  ---------------
TOTAL                                                                                 103,521,428
                                                                                  ---------------

HEALTH SERVICES 4.42%
Alliance Imaging^                      10.375%           4/15/2011       10,000        10,525,000
Ameripath, Inc.^                        10.50%            4/1/2013       15,000        15,225,000
Ardent Health Services                  10.00%           8/15/2013       12,500        13,437,500
Beverly Enterprises, Inc.+              7.875%           6/15/2014        9,000         8,898,750
Coventry Healthcare, Inc.               8.125%           2/15/2012       15,000        16,500,000
Fisher Scientific Int'l., Inc.           8.00%            9/1/2013       10,000        10,750,000
Fresenius Medical Capital Tr.^          7.875%            2/1/2008       20,000        21,150,000
Hanger Orthopedic Group, Inc.^         10.375%           2/15/2009       10,000        10,275,000
Healthsouth Corp.                       8.375%           10/1/2011       20,000        19,450,000
Healthsouth Corp.                       10.75%           10/1/2008       15,000        15,525,000
Mariner Healthcare, Inc.+                8.25%          12/15/2013       10,000        10,550,000
Medex, Inc.^                            8.875%           5/15/2013       34,850        36,941,000
National Nephrology Assoc.+              9.00%           11/1/2011        9,000        10,350,000
Omega Healthcare Investors+              7.00%            4/1/2014        2,500         2,375,000
PacifiCare Health System, Inc.          10.75%            6/1/2009       22,750        26,048,750
Perkinelmer, Inc.                       8.875%           1/15/2013       25,750        28,260,625
Prime Medical Services, Inc.             8.75%            4/1/2008        9,150         9,195,750
Rotech Healthcare, Inc.                  9.50%            4/1/2012       15,500        16,623,750
Senior Housing Trust                    8.625%           1/15/2012       10,000        10,923,540
Tenet Healthcare Corp.                  7.375%            2/1/2013       46,000        41,860,000
Triad Hospitals, Inc.^                   7.00%          11/15/2013       20,000        19,100,000
Ventas Realty L.P. Capital Corp.         8.75%            5/1/2009        8,750         9,493,750
                                                                                  ---------------
TOTAL                                                                                 363,458,415
                                                                                  ---------------

HOTELS 1.06%
FelCor Lodging Trust, Inc.^              9.00%            6/1/2011       20,000        20,750,000
Hilton Hotels Corp.^                     8.25%           2/15/2011       12,000        13,410,000
HMH Properties, Inc.^                   7.875%            8/1/2008       11,447        11,790,410
Host Marriott LP^                        9.25%           10/1/2007       25,000        27,687,500
John Q. Hammons Hotels, Inc.^           8.875%           5/15/2012       12,500        13,625,000
                                                                                  ---------------
TOTAL                                                                                  87,262,910
                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
HOUSEHOLD & LEISURE PRODUCTS 0.39%
Fedders North America, Inc.+            9.875%            3/1/2014   $   22,250   $    20,470,000
Remington Arms Co.                      10.50%            2/1/2011       12,000        11,700,000
                                                                                  ---------------
TOTAL                                                                                  32,170,000
                                                                                  ---------------

INTEGRATED ENERGY 0.17%
Conoco Phillips                          8.75%           5/25/2010        7,000         8,470,518
Pecom Energia S.A.+(a)                   9.00%           1/30/2007        5,000         5,137,500
                                                                                  ---------------
TOTAL                                                                                  13,608,018
                                                                                  ---------------

INVESTMENTS & MISC FINANCIAL SERVICES 0.99%
Dow Jones TRAC-X
North America High Yield Ser. 2
  Tr. 1+^                               7.375%           3/25/2009       60,000        58,725,000
GATX Financial Corp.^                   8.875%            6/1/2009       20,000        22,461,700
                                                                                  ---------------
TOTAL                                                                                  81,186,700
                                                                                  ---------------

LEISURE 0.77%
Gaylord Entertainment Co.                8.00%          11/15/2013       31,000        31,581,250
K2, Inc.+(c)                            7.375%            7/1/2014        2,000         2,045,000
Six Flags, Inc.^                         9.50%            2/1/2009       20,000        20,650,000
Universal City Development              11.75%            4/1/2010        8,000         9,300,000
                                                                                  ---------------
TOTAL                                                                                  63,576,250
                                                                                  ---------------

MACHINERY 1.14%
Agco Corp.                               9.50%            5/1/2008       10,000        10,950,000
Briggs & Stratton Corp.                 8.875%           3/15/2011       15,000        17,587,500
Case New Holland, Inc.+                  9.25%            8/1/2011       12,300        12,976,500
Dresser, Inc.                           9.375%           4/15/2011       20,000        21,500,000
JLG Industries, Inc.^                    8.25%            5/1/2008       15,000        15,825,000
Manitowoc Co., Inc.^                    7.125%           11/1/2013       10,000        10,050,000
Westinghouse Air Brake Co.              6.875%           7/31/2013        4,500         4,477,500
                                                                                  ---------------
TOTAL                                                                                  93,366,500
                                                                                  ---------------
MEDIA - BROADCAST 2.49%
Allbritton Communications Co.            7.75%          12/15/2012       65,000        64,350,000
Chancellor Radio Broadcast, Inc.         8.00%           11/1/2008        3,750         4,261,294
Clear Channel Communications, Inc.^     4.625%           1/15/2008       20,000        20,227,240
Clear Channel Communications, Inc.^      7.65%           9/15/2010       18,500        20,868,092
Lin Television Corp.^                    6.50%           5/15/2013       10,075         9,772,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
Paxson Communications Co.^              10.75%           7/15/2008   $   40,000   $    40,800,000
Sinclair Broadcast Group, Inc.           8.00%           3/15/2012        5,000         5,137,500
Sinclair Broadcast Group, Inc.           8.75%          12/15/2011       10,000        10,750,000
TV Azteca, S.A. de C.V.^(a)             10.50%           2/15/2007       28,000        28,700,000
                                                                                  ---------------
TOTAL                                                                                 204,866,876
                                                                                  ---------------

MEDIA - CABLE 4.98%
Century Communications Corp.^(b)        8.375%          12/15/2007        8,000         8,730,000
Century Communications Corp.^(b)         9.50%            3/1/2005       39,000        43,095,000
Charter Communications Hldgs. II        10.25%           9/15/2010       20,000        20,251,200
Charter Communications Hldgs.^          10.00%            4/1/2009       50,000        42,000,000
Comcast Corp.^                           5.85%           1/15/2010       15,000        15,670,440
CSC Holdings, Inc.+                      6.75%           4/15/2012       11,250        10,856,250
CSC Holdings, Inc.                      8.125%           8/15/2009       20,000        20,900,000
Direct TV Holdings^                     8.375%           3/15/2013       26,000        28,892,500
Echostar DBS Corp.^                     6.375%           10/1/2011       17,500        17,325,000
Echostar DBS Corp.                      9.125%           1/15/2009       10,000        11,012,500
Frontiervision L.P.(b)                 11.875%           9/15/2007       20,000        24,900,000
Frontiervision L.P.(b)                 11.875%           9/15/2007       10,000        12,450,000
Globo Communicacoes e
Participacos Ltd.+(a)(b)               10.625%           12/5/2008       20,000        11,700,000
Insight Communications Co.,
Inc.**                            0.00%/12.25%    2/15/2006 & 2011       57,500        52,037,500
Mediacom Communications Corp.^           8.50%           4/15/2008       46,000        46,460,000
Mediacom Communications Corp.^           9.50%           1/15/2013       28,000        27,160,000
Renaissance Media Group LLC             10.00%           4/15/2008       15,000        15,525,000
                                                                                  ---------------
TOTAL                                                                                 408,965,390
                                                                                  ---------------

MEDIA - DIVERSIFIED 0.55%
Block Communications, Inc.               9.25%           4/15/2009       15,000        15,825,000
Emmis Operating Co.+                    6.875%           5/15/2012       30,000        29,550,000
                                                                                  ---------------
TOTAL                                                                                  45,375,000
                                                                                  ---------------

MEDIA - SERVICES 0.39%
Interpublic Group of Cos.                7.25%           8/15/2011       10,000        10,747,790
Warner Music Group+^                    7.375%           4/15/2014       22,000        21,340,000
                                                                                  ---------------
TOTAL                                                                                  32,087,790
                                                                                  ---------------

METALS/MINING EXCLUDING STEEL 0.56%
Century Aluminum Co.^                   11.75%           4/15/2008       12,500        14,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
Neenah Corp.+                           13.00%           9/30/2013   $    5,000   $     4,925,000
Peabody Energy Corp.^                   5.875%           4/15/2016       10,000         9,150,000
Peabody Energy Corp.^                   6.875%           3/15/2013        7,500         7,631,250
Timken Co. (The)                         5.75%           2/15/2010       10,000        10,032,840
                                                                                  ---------------
TOTAL                                                                                  45,739,090
                                                                                  ---------------

NON-ELECTRIC UTILITIES 0.14%
Semco Energy, Inc.                       7.75%           5/15/2013       10,875        11,255,625
                                                                                  ---------------

NON-FOOD & DRUG RETAILERS 1.62%
Cole National Group                     8.875%           5/15/2012       15,000        16,087,500
Couche-Tard(a)                           7.50%          12/15/2013       14,000        14,070,000
J Crew Intermediate LLC**         0.00%/16.00%        11/15/2005 &
                                                         5/15/2008        3,150         2,740,500
J.C. Penney Co., Inc.^                   7.95%            4/1/2017       20,750        23,162,188
J.C. Penney Co., Inc.^                   8.00%            3/1/2010       17,000        19,082,500
Office Depot, Inc.^                     10.00%           7/15/2008        5,000         5,775,000
Saks, Inc.^                             7.375%           2/15/2019       24,250        23,280,000
Saks, Inc.^                             9.875%           10/1/2011       25,000        29,187,500
                                                                                  ---------------
TOTAL                                                                                 133,385,188
                                                                                  ---------------

OFFICE EQUIPMENT 0.14%
Xerox Corp.                              9.75%           1/15/2009       10,000        11,425,000
                                                                                  ---------------

OIL FIELD EQUIPMENT & SERVICES 0.76%
Hanover Compressor Co.                  8.625%          12/15/2010       12,075        12,558,000
Hanover Compressor Co.                   9.00%            6/1/2014        6,150         6,411,375
J. Ray McDermott, S.A.+(a)              11.00%          12/15/2013        7,000         6,790,000
Key Energy Services, Inc.               6.375%            5/1/2013        6,000         5,700,000
Key Energy Services, Inc.^              8.375%            3/1/2008       13,500        14,040,000
Parker Drilling Co.^                   10.125%          11/15/2009       12,500        13,250,000
Pride Int'l., Inc.+(c)                  7.375%           7/15/2014        4,000         4,060,000
                                                                                  ---------------
TOTAL                                                                                  62,809,375
                                                                                  ---------------

PACKAGING 2.66%
AEP Industries, Inc.^                   9.875%          11/15/2007        7,500         7,725,000
Anchor Glass Container Corp.            11.00%           2/15/2013       15,000        17,231,250
BWAY Corp.^                             10.00%          10/15/2010       25,000        26,375,000
Constar Int'l., Inc.^                   11.00%           12/1/2012        5,000         4,700,000
Crown Cork & Seal, Inc.^                7.375%          12/15/2026       32,000        26,720,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.^             10.75%           1/15/2009   $   10,000   $    10,337,500
Owens-Brockway Glass Co.^                7.75%           5/15/2011       34,700        36,261,500
Owens-Brockway Glass Co.^               8.875%           2/15/2009       45,000        48,825,000
Plastipak Holdings, Inc.                10.75%            9/1/2011        6,500         7,020,000
Portola Packaging, Inc.+                 8.25%            2/1/2012       14,475        11,652,375
Solo Cup Co.+^                           8.50%           2/15/2014       10,000         9,350,000
Tekni-Plex, Inc.+                        8.75%          11/15/2013        3,000         2,880,000
Vicap S.A.^(a)                         11.375%           5/15/2007       10,000         9,850,000
                                                                                  ---------------
TOTAL                                                                                 218,927,625
                                                                                  ---------------

PHARMACEUTICALS 0.50%
Alpharma, Inc.+                         8.625%            5/1/2011       25,000        26,000,000
Biovail Corp.^(a)                       7.875%            4/1/2010       15,000        14,887,500
                                                                                  ---------------
TOTAL                                                                                  40,887,500
                                                                                  ---------------

PRINTING & PUBLISHING 2.03%
American Color Graphics^                10.00%           6/15/2010       15,000        13,462,500
American Media, Inc.^                   10.25%            5/1/2009        5,000         5,212,500
Dex Media West^                         9.875%           8/15/2013       26,000        28,665,000
Dex Media, Inc.**+^                0.00%/9.00%   11/15/2008 & 2013       24,000        15,600,000
Dex Media, Inc.+                         8.00%          11/15/2013       25,000        24,125,000
Houghton Mifflin Co.**^           0.00%/11.50%   10/15/2008 & 2013       12,000         6,435,000
Houghton Mifflin Co.^                   9.875%            2/1/2013       35,000        35,175,000
Primedia, Inc.^                         8.875%           5/15/2011       26,325        26,193,375
RH Donnelley Financial Corp.           10.875%          12/15/2012       10,000        11,650,000
                                                                                  ---------------
TOTAL                                                                                 166,518,375
                                                                                  ---------------

RAILROADS 0.35%
Union Pacific Corp.^                    3.625%            6/1/2010       30,500        28,719,959
                                                                                  ---------------

RESTAURANTS 0.49%
Advantica Restaurant Group, Inc.^       11.25%           1/15/2008       10,200         9,894,000
Domino's, Inc.^                          8.25%            7/1/2011        5,000         5,325,000
Friendly Ice Cream Corp.+^              8.375%           6/15/2012       15,000        14,625,000
O'Charley's, Inc.^                       9.00%           11/1/2013       10,000        10,400,000
                                                                                  ---------------
TOTAL                                                                                  40,244,000
                                                                                  ---------------

SOFTWARE/SERVICES 0.57%
Electronic Data Systems Corp.^           6.00%            8/1/2013       15,000        14,350,860

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
Unisys Corp.^                           6.875%           3/15/2010   $    8,000   $     8,280,000
Unisys Corp.                            8.125%            6/1/2006       22,500        24,018,750
                                                                                  ---------------
TOTAL                                                                                  46,649,610
                                                                                  ---------------

STEEL PRODUCERS/PRODUCTS 0.69%
AK Steel Corp.                           7.75%           6/15/2012       15,000        13,612,500
Armco, Inc.                              9.00%           9/15/2007       19,000        18,762,500
International Steel Group+               6.50%           4/15/2014       20,000        18,850,000
Valmont Industries, Inc.+               6.875%            5/1/2014        5,600         5,530,000
                                                                                  ---------------
TOTAL                                                                                  56,755,000
                                                                                  ---------------

SUPPORT-SERVICES 1.22%
Iron Mountain, Inc.                     6.625%            1/1/2016       25,000        22,875,000
Iron Mountain, Inc.^                     7.75%           1/15/2015       42,000        41,895,000
Iron Mountain, Inc.                     8.625%            4/1/2013       15,000        15,975,000
Johnsondiversey, Inc.**^          0.00%/10.67%    5/15/2007 & 2013       12,000         9,300,000
Johnsondiversey, Inc.^                  9.625%           5/15/2012        9,000         9,855,000
                                                                                  ---------------
TOTAL                                                                                  99,900,000
                                                                                  ---------------

TELECOM - FIXED LINE 0.44%
Level 3 Communications, Inc.            11.25%           3/15/2010       15,000        11,962,500
Level 3 Financing, Inc.+^               10.75%          10/15/2011       20,000        17,750,000
Time-Warner Telecom, Inc.^             10.125%            2/1/2011        7,000         6,405,000
                                                                                  ---------------
TOTAL                                                                                  36,117,500
                                                                                  ---------------

TELECOM - INTEGRATED/SERVICES 2.59%
Cincinnati Bell, Inc.                   8.375%           1/15/2014       25,000        22,375,000
Eircom Funding^(a)                       8.25%           8/15/2013        4,770         4,984,650
MCI, Inc.^                              5.908%            5/1/2007       18,014        17,518,392
MCI, Inc.^                              6.688%            5/1/2009       18,014        16,707,773
MCI, Inc.^                              7.735%            5/1/2014       15,440        13,857,739
Qwest Capital Funding                    7.90%           8/15/2010       63,000        56,070,000
Qwest Communications Int'l, Inc.+        4.75%#          2/15/2009       17,000        15,980,000
Qwest Communications Int'l, Inc.+^       7.25%           2/15/2011       16,500        15,468,750
Qwest Services Corp.+                   14.00%          12/15/2010       31,800        37,126,500
Telefonica De Argentina^(a)             9.125%           11/7/2010       13,500        13,061,250
                                                                                  ---------------
TOTAL                                                                                 213,150,054
                                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
TELECOM - WIRELESS 2.89%
Airgate PCS, Inc.+                      9.375%            9/1/2009   $    4,000   $     3,950,000
Airgate PCS, Inc.^                      9.375%            9/1/2009        6,000         5,924,901
Alamosa Delaware, Inc.^                 11.00%           7/31/2010       20,000        21,900,000
American Cellular Corp.^                10.00%            8/1/2011        6,500         5,638,750
Centennial Cell Communications^        10.125%           6/15/2013       35,000        36,312,500
Crown Castle Int'l. Corp.               10.75%            8/1/2011       20,000        22,500,000
Dobson Communications Corp.             8.875%           10/1/2013       20,000        15,300,000
Dobson Communications Corp.            10.875%            7/1/2010       15,000        12,975,000
Nextel Communications, Inc.^            6.875%          10/31/2013        8,000         7,970,000
Nextel Partners, Inc.^                  8.125%            7/1/2011       27,200        27,880,000
Rogers Wireless, Inc.(a)                9.625%            5/1/2011        5,000         5,637,500
Rural Cellular Corp.^                    9.75%           1/15/2010       24,650        22,493,125
TeleCorp PCS, Inc.                     10.625%           7/15/2010       16,000        18,067,168
Tritel PCS, Inc.                       10.375%           1/15/2011        9,301        10,747,845
Voicestream Wireless Corp.^            10.375%          11/15/2009        6,586         7,096,415
Western Wireless Corp.^                  9.25%           7/15/2013       12,500        12,937,500
                                                                                  ---------------
TOTAL                                                                                 237,330,704
                                                                                  ---------------

TELECOMMUNICATIONS EQUIPMENT 0.37%
Motorola, Inc.^                          5.80%          10/15/2008       10,000        10,446,700
Nortel Network^(a)                      6.125%           2/15/2006       20,000        20,200,000
                                                                                  ---------------
TOTAL                                                                                  30,646,700
                                                                                  ---------------

THEATERS & ENTERTAINMENT 0.56%
AMC Entertainment, Inc.+                 8.00%            3/1/2014       25,000        24,000,000
Carmike Cinemas, Inc. Class A+^          7.50%           2/15/2014       11,325        10,872,000
Cinemark USA, Inc.                       9.00%            2/1/2013       10,000        10,962,500
                                                                                  ---------------
TOTAL                                                                                  45,834,500
                                                                                  ---------------

TRANSPORTATION EXCLUDING AIR/RAIL 0.45%
CHC Helicopter+(a)                      7.375%            5/1/2014        6,000         5,925,000
Great Lakes Dredge & Dock Co.            7.75%          12/15/2013       15,000        12,750,000
Horizon Lines LLC+(c)                    9.00%           11/1/2012        4,200         4,200,000
Offshore Logistics, Inc.^               6.125%           6/15/2013        5,000         4,775,000
Stena AB^(a)                             7.50%           11/1/2013        9,000         8,943,750
                                                                                  ---------------
TOTAL                                                                                  36,593,750
                                                                                  ---------------
TOTAL HIGH YIELD CORPORATE BONDS (COST $5,741,950,416)                              5,861,897,415
                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                      PRINCIPAL
                                     INTEREST             MATURITY       AMOUNT
INVESTMENTS                              RATE                 DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.26%
Credit Suisse First Boston
1998-C2 A2 (Cost $19,510,056)            6.30%          11/11/2030   $   20,000   $    21,505,285
                                                                                  ===============

PASS-THROUGH AGENCIES 0.07%
Government National Mortgage Assoc.
(Cost $5,397,738)                        8.00%           3/15/2032        5,110         5,604,333
                                                                                  ===============

U.S. TREASURY OBLIGATIONS 0.25%
U.S. Treasury Note (Cost $20,501,388)    6.75%           5/15/2005       20,000        20,816,420
                                                                                  ===============

                                                                         SHARES
                                                                          (000)
                                                                         ------
WARRANTS 0.02%

FOOD & DRUG RETAILERS 0.02%
Leiner Health Products, Inc.
Series C Pfd* (Cost $16,917,438)                                              1         1,441,000
                                                                                  ===============
TOTAL LONG-TERM INVESTMENTS (COST $7,627,549,259)                                   7,875,135,102
                                                                                  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2004

                                                                      PRINCIPAL
                                                                         AMOUNT
INVESTMENTS                                                               (000)             VALUE
-------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 18.44%

COLLATERAL FOR SECURITIES ON LOAN 15.65%
State Street Navigator Securities
Lending Prime Portfolio, 1.21%(d)                                   $ 1,286,018     1,286,017,913
                                                                                  ---------------

REPURCHASE AGREEMENT 2.79%
Repurchase Agreement dated 6/30/2004,
1.35% due 7/1/2004 with State Street
Bank & Trust Co. collateralized
by $840,000 of Student Loan Marketing
Assoc. at 3.375% due 7/15/2004 and
$44,740,000 of Federal Home Loan
Mortgage Corp. at 3.875% due 2/15/2005 and
$176,875,000 of Federal National
Mortgage Assoc. from 1.50% to
5.25% due from 8/15/2005 to
1/15/2006; value: $234,054,308;
proceeds: $229,467,072                                                  229,458   $   229,458,467
                                                                                  ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,515,476,380)                                  1,515,476,380
                                                                                  ===============
TOTAL INVESTMENTS 114.27% (COST $9,143,025,639)                                   $ 9,390,611,482
                                                                                  ===============

  * Non-income producing security.
 ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
  + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
  # Variable rate security. The interest rate represents the rate at June 30,
    2004.
  ^ All (or a portion of security) on loan. See Note 5.
(a) Foreign security traded in U.S. dollars.
(b) Defaulted security.
(c) Securities purchased on a when-issued basis.
(d) Rate shown reflects 7 day yield as of June 30, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2004

ASSETS:
   Investment in securities, at value (cost $9,143,025,639)                                  $   9,390,611,482
   Cash                                                                                                291,465
   Receivables:
     Interest and dividends                                                                        128,982,998
     Investment securities sold                                                                     60,662,281
     Capital shares sold                                                                            23,675,335
   Prepaid expenses and other assets                                                                   469,937
--------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                  9,604,693,498
==============================================================================================================
LIABILITIES:
   Payable upon return of securities on loan                                                     1,286,017,913
   Payables:
     Investment securities purchased                                                                73,360,315
     Capital shares reacquired                                                                      18,623,066
     Management fee                                                                                  3,010,116
     12b-1 distribution fees                                                                         4,471,910
     Fund administration                                                                               267,871
     Directors' fees                                                                                   692,234
     To affiliate (see note 3)                                                                          15,987
   Accrued expenses and other liabilities                                                              404,593
--------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                             1,386,864,005
==============================================================================================================
NET ASSETS                                                                                   $   8,217,829,493
==============================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                              $   8,716,763,408
Distributions in excess of net investment income                                                   (29,627,903)
Accumulated net realized loss on investments and foreign currency related transactions            (716,891,855)
Net unrealized appreciation on investments                                                         247,585,843
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $   8,217,829,493
==============================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                               $   4,567,233,256
Class B Shares                                                                               $   1,766,199,665
Class C Shares                                                                               $   1,565,158,359
Class P Shares                                                                               $      85,059,565
Class Y Shares                                                                               $     234,178,648
OUTSTANDING SHARES BY CLASS:
Class A Shares (540 million shares of common shares authorized, $.001 par value)                   579,192,700
Class B Shares (200 million shares of common shares authorized, $.001 par value)                   223,913,750
Class C Shares (300 million shares of common shares authorized, $.001 par value)                   198,279,345
Class P Shares (160 million shares of common shares authorized, $.001 par value)                    10,639,938
Class Y Shares (300 million shares of common shares authorized, $.001 par value)                    29,773,490
Net asset value, offering and redemption price per share
   (net assets divided by outstanding shares):
Class A Shares-Net asset value                                                               $            7.89
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 4.75%)                                              $            8.28
Class B Shares-Net asset value                                                               $            7.89
Class C Shares-Net asset value                                                               $            7.89
Class P Shares-Net asset value                                                               $            7.99
Class Y Shares-Net asset value                                                               $            7.87

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:
Dividends                                                                                    $      16,393,971
Interest                                                                                           264,591,003
Securities lending-net                                                                               1,018,106
Foreign withholding tax                                                                                (16,500)
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                            281,986,580
--------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                                      18,768,178
12b-1 distribution plan-Class A                                                                      8,077,192
12b-1 distribution plan-Class B                                                                      9,144,934
12b-1 distribution plan-Class C                                                                      8,046,817
12b-1 distribution plan-Class P                                                                        167,158
Shareholder servicing                                                                                4,235,216
Professional                                                                                            55,750
Reports to shareholders                                                                                350,000
Fund administration                                                                                  1,657,232
Custody                                                                                                158,710
Directors' fees                                                                                         76,968
Registration                                                                                           150,000
Subsidy (see Note 3)                                                                                   241,119
Other                                                                                                  214,209
--------------------------------------------------------------------------------------------------------------
Gross expenses                                                                                      51,343,483
   Expense reductions                                                                                  (34,426)
--------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                        51,309,057
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                              230,677,523
==============================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency related transactions                          92,220,236
Net change in unrealized depreciation on investments and foreign currency
   related transactions                                                                           (252,570,340)
==============================================================================================================
NET REALIZED AND UNREALIZED LOSS                                                                  (160,350,104)
==============================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $      70,327,419
==============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX MONTHS
                                                                    ENDED JUNE 30, 2004     FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                      (UNAUDITED)      DECEMBER 31, 2003
OPERATIONS:
Net investment income                                               $       230,677,523    $       414,050,606
Net realized gain on investments
   and foreign currency related transactions                                 92,220,236              4,578,180
Net change in unrealized appreciation/depreciation on
   investments and foreign currency related transactions                   (252,570,340)           825,381,023
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         70,327,419          1,244,009,809
==============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                 (148,923,345)          (249,078,467)
   Class B                                                                  (53,868,579)           (98,396,445)
   Class C                                                                  (47,446,978)           (77,331,697)
   Class P                                                                   (2,345,638)            (2,399,636)
   Class Y                                                                   (6,982,756)            (7,291,188)
Net realized gain
   Class A                                                                            -            (13,796,655)
   Class B                                                                            -             (5,450,258)
   Class C                                                                            -             (4,283,465)
   Class P                                                                            -               (132,918)
   Class Y                                                                            -               (403,865)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                        (259,567,296)          (458,564,594)
==============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                         1,010,654,300          3,087,844,333
Reinvestment of distributions                                               186,909,622            321,057,719
Cost of shares reacquired                                                  (985,748,867)        (1,335,405,201)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                          211,815,055          2,073,496,851
==============================================================================================================
NET INCREASE IN NET ASSETS                                                   22,575,178          2,858,942,066
==============================================================================================================
NET ASSETS:
Beginning of period                                                       8,195,254,315          5,336,312,249
--------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $     8,217,829,493    $     8,195,254,315
==============================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                    $       (29,627,903)   $          (738,130)
==============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                      SIX MONTHS
                                         ENDED                                      YEAR ENDED 12/31
                                       6/30/2004        -----------------------------------------------------------------------
                                      (UNAUDITED)           2003           2002           2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      8.06       $      7.19    $      7.91    $      8.23    $      9.05    $      9.45
                                      ===========       ===========    ===========    ===========    ===========    ===========
Investment operations
  Net investment income(a)                    .23               .48            .55            .65            .68            .75
  Net realized and
    unrealized gain (loss)                   (.14)              .92           (.64)          (.26)          (.75)          (.40)
                                      -----------       -----------    -----------    -----------    -----------    -----------
    Total from investment
      operations                              .09              1.40           (.09)           .39           (.07)           .35
                                      -----------       -----------    -----------    -----------    -----------    -----------

Distributions to shareholders
  from:
  Net investment income                      (.26)             (.50)          (.58)          (.67)          (.75)          (.75)
  Paid-in capital                               -              (.03)          (.05)          (.04)             -              -
                                      -----------       -----------    -----------    -----------    -----------    -----------
    Total distributions                      (.26)             (.53)          (.63)          (.71)          (.75)          (.75)
                                      -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD        $      7.89       $      8.06    $      7.19    $      7.91    $      8.23    $      9.05
                                      ===========       ===========    ===========    ===========    ===========    ===========
Total Return(b)                              1.12%(c)         20.28%         (1.08)%         4.86%          (.86)%         3.91%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .50%(c)          1.00%          1.00%          1.02%          1.00%           .92%
  Expenses, excluding expense
    reductions                                .50%(c)          1.00%          1.00%          1.02%          1.01%           .92%
  Net investment income                      2.90%(c)          6.31%          7.51%          7.96%          7.88%          8.17%

                                      SIX MONTHS
                                         ENDED                                      YEAR ENDED 12/31
                                       6/30/2004        -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)           2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $ 4,567,233       $ 4,497,233    $ 3,048,301    $ 2,500,544    $ 2,065,319    $ 2,328,531
  Portfolio turnover rate                   21.38%            40.96%         37.03%         55.44%         66.03%         67.93%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS
                                         ENDED                                      YEAR ENDED 12/31
                                       6/30/2004        -----------------------------------------------------------------------
                                      (UNAUDITED)           2003           2002           2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      8.06       $      7.20    $      7.92    $      8.23    $      9.05    $      9.44
                                      ===========       ===========    ===========    ===========    ===========    ===========
Investment operations
  Net investment income(a)                    .21               .43            .51            .60            .63            .69
  Net realized and
    unrealized gain (loss)                   (.15)              .92           (.65)          (.25)          (.76)          (.39)
                                      -----------       -----------    -----------    -----------    -----------    -----------
    Total from investment
      operations                              .06              1.35           (.14)           .35           (.13)           .30
                                      -----------       -----------    -----------    -----------    -----------    -----------

Distributions to shareholders
  from:
  Net investment income                      (.23)             (.46)          (.53)          (.63)          (.69)          (.69)
  Paid-in capital                               -              (.03)          (.05)          (.03)             -              -
                                      -----------       -----------    -----------    -----------    -----------    -----------
    Total distributions                      (.23)             (.49)          (.58)          (.66)          (.69)          (.69)
                                      -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD        $      7.89       $      8.06    $      7.20    $      7.92    $      8.23    $      9.05
                                      ===========       ===========    ===========    ===========    ===========    ===========
Total Return(b)                               .79%(c)         19.43%         (1.67)%         4.29%         (1.52)%         3.29%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .82%(c)          1.64%          1.65%          1.63%          1.61%          1.60%
  Expenses, excluding expense
    reductions                                .82%(c)          1.64%          1.65%          1.63%          1.62%          1.60%
  Net investment income                      2.58%(c)          5.67%          6.86%          7.35%          7.26%          7.49%

                                      SIX MONTHS
                                         ENDED                                      YEAR ENDED 12/31
                                       6/30/2004        -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)           2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $ 1,766,200       $ 1,861,920    $ 1,294,955    $ 1,105,501    $   786,786    $   840,533
  Portfolio turnover rate                   21.38%            40.96%         37.03%         55.44%         66.03%         67.93%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS
                                         ENDED                                      YEAR ENDED 12/31
                                       6/30/2004        -----------------------------------------------------------------------
                                      (UNAUDITED)           2003           2002           2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      8.07       $      7.21    $      7.93    $      8.24    $      9.06    $      9.46
                                      ===========       ===========    ===========    ===========    ===========    ===========
Investment operations
  Net investment income(a)                    .21               .43            .51            .60            .63            .69
  Net realized and
    unrealized gain (loss)                   (.16)              .92           (.64)          (.25)          (.76)          (.40)
                                      -----------       -----------    -----------    -----------    -----------    -----------
    Total from investment
      operations                              .05              1.35           (.13)           .35           (.13)           .29
                                      -----------       -----------    -----------    -----------    -----------    -----------

Distributions to shareholders
  from:
  Net investment income                      (.23)             (.46)          (.54)          (.63)          (.69)          (.69)
  Paid-in capital                               -              (.03)          (.05)          (.03)             -              -
                                      -----------       -----------    -----------    -----------    -----------    -----------
    Total distributions                      (.23)             (.49)          (.59)          (.66)          (.69)          (.69)
                                      -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD        $      7.89       $      8.07    $      7.21    $      7.93    $      8.24    $      9.06
                                      ===========       ===========    ===========    ===========    ===========    ===========
Total Return(b)                               .67%(c)         19.43%         (1.58)%         4.29%         (1.52)%         3.17%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .82%(c)          1.64%          1.59%          1.62%          1.65%          1.60%
  Expenses, excluding expense
    reductions                                .82%(c)          1.64%          1.59%          1.62%          1.66%          1.60%
  Net investment income                      2.58%(c)          5.67%          6.92%          7.36%          7.26%          7.49%

                                      SIX MONTHS
                                         ENDED                                      YEAR ENDED 12/31
                                       6/30/2004        -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)           2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $ 1,565,158       $ 1,593,650    $   905,629    $   662,848    $   483,885    $   557,149
  Portfolio turnover rate                   21.38%            40.96%         37.03%         55.44%         66.03%         67.93%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      SIX MONTHS
                                         ENDED                                      YEAR ENDED 12/31
                                       6/30/2004        -----------------------------------------------------------------------
                                      (UNAUDITED)           2003           2002           2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      8.17       $      7.29    $      8.02    $      8.33    $      9.05    $      9.45
                                      ===========       ===========    ===========    ===========    ===========    ===========
Investment operations
  Net investment income(a)                    .23               .48            .55            .64            .67            .73
  Net realized and
    unrealized gain (loss)                   (.15)              .93           (.65)          (.24)          (.65)          (.39)
                                      -----------       -----------    -----------    -----------    -----------    -----------
    Total from investment
      operations                              .08              1.41           (.10)           .40            .02            .34
                                      -----------       -----------    -----------    -----------    -----------    -----------

Distributions to shareholders
  from:
  Net investment income                      (.26)             (.50)          (.58)          (.67)          (.74)          (.74)
  Paid-in capital                               -              (.03)          (.05)          (.04)             -              -
                                      -----------       -----------    -----------    -----------    -----------    -----------
    Total distributions                      (.26)             (.53)          (.63)          (.71)          (.74)          (.74)
                                      -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD        $      7.99       $      8.17    $      7.29    $      8.02    $      8.33    $      9.05
                                      ===========       ===========    ===========    ===========    ===========    ===========
Total Return(b)                               .95%(c)         20.10%         (1.19)%         4.90%           .06%          3.86%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .54%(c)          1.09%          1.10%          1.08%          1.06%          1.05%
  Expenses, excluding expense
    reductions                                .54%(c)          1.09%          1.10%          1.08%          1.07%          1.05%
  Net investment income                      2.86%(c)          6.22%          7.41%          7.88%          7.83%          8.10%

                                      SIX MONTHS
                                         ENDED                                      YEAR ENDED 12/31
                                       6/30/2004        -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)           2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $    85,059       $    60,848    $    18,736    $     7,017    $     1,385    $       229
  Portfolio turnover rate                   21.38%            40.96%         37.03%         55.44%         66.03%         67.93%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                      SIX MONTHS
                                         ENDED                                      YEAR ENDED 12/31
                                       6/30/2004        -----------------------------------------------------------------------
                                      (UNAUDITED)           2003           2002           2001           2000           1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      8.04       $      7.18    $      7.90    $      8.21    $      9.04    $      9.44
                                      ===========       ===========    ===========    ===========    ===========    ===========
Investment operations
  Net investment income(a)                    .25               .51            .58            .68            .71            .78
  Net realized and
    unrealized gain (loss)                   (.15)              .91           (.64)          (.24)          (.76)          (.40)
                                      -----------       -----------    -----------    -----------    -----------    -----------
    Total from investment
      operations                              .10              1.42           (.06)           .44           (.05)           .38
                                      -----------       -----------    -----------    -----------    -----------    -----------

Distributions to shareholders
  from:
  Net investment income                      (.27)             (.53)          (.61)          (.71)          (.78)          (.78)
  Paid-in capital                               -              (.03)          (.05)          (.04)             -              -
                                      -----------       -----------    -----------    -----------    -----------    -----------
    Total distributions                      (.27)             (.56)          (.66)          (.75)          (.78)          (.78)
                                      -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD        $      7.87       $      8.04    $      7.18    $      7.90    $      8.21    $      9.04
                                      ===========       ===========    ===========    ===========    ===========    ===========
Total Return(b)                              1.30%(c)         20.58%          (.66)%         5.44%          (.61)%         4.27%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                .32%(c)           .64%           .65%           .63%           .61%           .60%
  Expenses, excluding expense
    reductions                                .32%(c)           .64%           .65%           .63%           .62%           .60%
  Net investment income                      3.08%(c)          6.67%          7.86%          8.36%          8.26%          8.52%

                                      SIX MONTHS
                                         ENDED                                      YEAR ENDED 12/31
                                       6/30/2004        -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)           2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $   234,179       $   181,603    $    68,691    $    44,931    $    43,884    $    51,181
  Portfolio turnover rate                   21.38%            40.96%         37.03%         55.44%         66.03%         67.93%

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchase made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sales price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain on investments and foreign currency related transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Statement of Operations. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions on Statement of Operations. At June 30, 2004, there are no open forward foreign currency exchange contracts.

(h) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(i) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. government securities or U.S. government sponsored enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(j) STRUCTURED SECURITIES-The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the "Reference"), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the reference may produce an increase or decrease in the interest rate or the value of the security at maturity.

(k) WHEN-ISSUED OR FORWARD TRANSACTIONS-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

--------------------------------
First $500 million          .50%
Over $500 million           .45%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLAN

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                   CLASS A          CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------
Service                   .25%(1)          .25%            .25%             .20%
Distribution              .10%(2)          .75%            .75%             .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value.

(2) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. The Fund collected $121,698 of CDSCs during the six months ended June 30, 2004.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2004:

DISTRIBUTOR        DEALERS'
COMMISSIONS        CONCESSIONS
-------------------------------
$ 2,529,904        $ 12,981,666

One Director and certain of the Fund's officers have an interest in Lord Abbett.

The Fund, and certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust ("Balanced Series") pursuant to which each Underlying Fund pays a portion of the expenses of Balanced Series in proportion to the average daily value of Underlying Fund shares owned by Balanced Series.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2004 and the fiscal year ended December 31, 2003 are as follows:

                               SIX MONTHS ENDED
                                      6/30/2004       YEAR ENDED
                                    (UNAUDITED)       12/31/2003
----------------------------------------------------------------
Distributions paid from:
Ordinary income                 $   259,567,296  $   434,497,433
----------------------------------------------------------------
   Total distributions                               434,497,433
   Tax return of capital                      -       24,067,161
----------------------------------------------------------------
Total distributions paid        $   259,567,296  $   458,564,594
================================================================

As of December 31, 2003, the capital loss carryforwards along with the related expiration dates were as follows:

              2007           2008            2009            2010          TOTAL
--------------------------------------------------------------------------------
      $ 90,010,893   $ 74,455,357   $ 302,852,975   $ 303,185,812  $ 770,505,037

As of June 30, 2004, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost                         $ 9,181,632,693
------------------------------------------------
Gross unrealized gain                394,817,870
Gross unrealized loss               (185,839,081)
------------------------------------------------
   Net unrealized security gain  $   208,978,789
================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of June 30, 2004, the value of securities loaned is $1,261,736,579. These loans are collateralized by cash of $1,286,017,913, which is invested in a restricted money market account, and U.S. Treasury securities with a value of $1,785,375. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $436,331 for the six months ended June 30, 2004, which are netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2004 are as follows:

 U.S. GOVERNMENT  NON-U.S. GOVERNMENT  U.S. GOVERNMENT  NON-U.S. GOVERNMENT
      PURCHASES*            PURCHASES            SALES                SALES
---------------------------------------------------------------------------
   $ 103,531,250      $ 1,920,946,145     $ 51,765,625      $ 1,644,712,032

*Includes U.S. Government sponsored enterprises securities.

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .09%. At June 30, 2004, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2004.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities. The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which will subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks. These factors can affect Fund performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                       SIX MONTHS ENDED                       YEAR ENDED
                                              JUNE 30, 2004 (UNAUDITED)                DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------
CLASS A SHARES                                   SHARES          AMOUNT         SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------
Shares sold                                  74,642,525   $ 598,936,012     223,314,498  $ 1,689,989,527
Reinvestment of distributions                15,145,097     121,007,306      27,714,251      209,698,270
Shares reacquired                           (68,446,705)   (545,716,922)   (116,943,155)    (887,585,222)
--------------------------------------------------------------------------------------------------------
Increase                                     21,340,917   $ 174,226,396     134,085,594  $ 1,012,102,575
--------------------------------------------------------------------------------------------------------

CLASS B SHARES
--------------------------------------------------------------------------------------------------------
Shares sold                                  12,957,390   $ 103,990,304      72,430,972  $   544,783,767
Reinvestment of distributions                 4,047,334      32,359,502       8,005,065       60,644,990
Shares reacquired                           (23,977,165)   (190,774,500)    (29,396,050)    (223,787,955)
--------------------------------------------------------------------------------------------------------
Increase/decrease                            (6,972,441)  $ (54,424,694)     51,039,987  $   381,640,802
--------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

                                                       SIX MONTHS ENDED                      YEAR ENDED
                                              JUNE 30, 2004 (UNAUDITED)               DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------
CLASS C SHARES                                   SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold                                  27,090,248   $ 217,993,793      94,019,224   $ 711,800,299
Reinvestment of distributions                 3,125,197      25,010,862       5,446,530      41,378,345
Shares reacquired                           (29,400,100)   (234,274,492)    (27,653,284)   (211,351,213)
-------------------------------------------------------------------------------------------------------
Increase                                        815,345   $   8,730,163      71,812,470   $ 541,827,431
-------------------------------------------------------------------------------------------------------

CLASS P SHARES
-------------------------------------------------------------------------------------------------------
Shares sold                                   4,356,003   $  35,481,411       5,912,734   $  45,617,841
Reinvestment of distributions                   202,022       1,633,958         226,620       1,749,236
Shares reacquired                            (1,364,959)    (11,118,922)     (1,263,181)     (9,783,156)
-------------------------------------------------------------------------------------------------------
Increase                                      3,193,066   $  25,996,447       4,876,173   $  37,583,921
-------------------------------------------------------------------------------------------------------

CLASS Y SHARES
-------------------------------------------------------------------------------------------------------
Shares sold                                   6,804,809   $  54,252,780      12,393,435   $  95,652,899
Reinvestment of distributions                   866,579       6,897,994         999,864       7,586,878
Shares reacquired                              (480,716)     (3,864,031)       (383,339)     (2,897,655)
-------------------------------------------------------------------------------------------------------
Increase                                      7,190,672   $  57,286,743      13,009,960   $ 100,342,122
-------------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


    This report when not used for the general
  information of shareholders of the Fund, is to
  be distributed only if preceded or accompanied
          by a current Fund prospectus.
                                                         Lord Abbett Bond-Debenture Fund, Inc.
  Lord Abbett Mutual Fund shares are distributed by:
            LORD ABBETT DISTRIBUTOR LLC                                                           LABD-3-604
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                 (8/04)

ITEM 2:     CODE OF ETHICS.
            Not applicable

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.
            Not applicable.

ITEM 4:     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
              Not applicable.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.
              Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.
              Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
              Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
              Not applicable.

ITEM 9:     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
            Not Applicable.

ITEM 10:    CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of August 25, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:    EXHIBITS.

ITEM 11(a): NOT APPLICABLE.ITEM 11(b):
       (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

       (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                     LORD ABBETT BOND-DEBENTURE
                                     FUND, INC.

                                     /s/Robert S. Dow
                                     ----------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President


                                     /s/Joan A. Binstock
                                     -------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President


Date: August 25, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                     LORD ABBETT BOND-DEBENTURE
                                     FUND, INC.

                                     /s/Robert S. Dow
                                     ----------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President


                                     /s/Joan A. Binstock
                                     -------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President


Date: August 25, 2004